LONG-TERM DEBT AND CREDIT FACILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Long-term debt	$ 1,732.6	$ 1,733.2
Notional amount	1,745.7
Deferred Financing Costs	(13.1)
Carrying Amount	1,732.6	1,733.2
Fair Value
Long-term debt
Long-term debt	1,848.4	1,743.1
Corporate term loan facility
Long-term debt
Carrying Amount		497.4
Corporate term loan facility | Fair Value
Long-term debt
Fair Value		497.4
Senior notes
Long-term debt
Notional amount	1,745.7
Deferred Financing Costs	(13.1)
Carrying Amount	1,732.6	1,235.8
Senior notes | Fair Value
Long-term debt
Fair Value	$ 1,848.4	$ 1,245.7
Senior notes | Minimum
Long-term debt
Interest Rates (as a percent)	4.50%	4.50%
Senior notes | Maximum
Long-term debt
Interest Rates (as a percent)	6.875%	6.875%